Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net
	As of December 31, 2025 (Audited)	As of December 31, 2024 (Audited)
Computer systems	$357,783	$306,930
Furniture and fittings	101,410	82,657
Electrical fittings	10,550	10,069
Handphone	74,157	63,797
Office equipment	112,201	98,913
Renovation	205,353	171,322
Motor vehicle	217,550	374,419
Property	456,114	413,833
Total property, plant and equipment	$1,535,118	$1,521,940
Less: Accumulated depreciation	(820,433)	(907,267)
Total property, plant and equipment, net	$714,685	$614,673

Schedule of Investment in Property, Plant and Equipment, Net
	For the year ended December 31, 2025 (Audited)	For the year ended December 31, 2024 (Audited)
Investment in computer systems	$18,469	$39,432
Investment in furniture and fittings	9,247	587
Investment in motor vehicle	59,234	-
Investment in handphone	3,639	11,216
Investment in office equipment	3,015	2,792
Investment in renovation	15,658	84,316
Total investment in property and plant	$109,262	$138,343

Depreciation for the period	$74,008	$59,305